EMPLOYEE OPTION PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 13:-	EMPLOYEE OPTION PLANS

a.
In March 2011, Formula's shareholders approved the adoption of Formula's 2011 Employee and Officer Share Incentive Plan (the "2011 plan"). Pursuant to the 2011 plan, the Company may grant from time to time to the Company's and its subsidiaries' employees and officers (which are not Formula's controlling shareholders) Ordinary shares, restricted shares or options to purchase up to 545,000 ordinary shares of Formula. The 2011 plan is administered by Formula's board of directors. The 2011 plan provides that share based compensation may be granted, from time to time, to such grantees to be determined by the board, at an exercise price and under such terms to be determined at its sole and absolute discretion. Share based compensation may be granted under the 2011 plan through March 2021. In 2012, the Company increased the amount of ordinary shares reserved for issuance under the 2011 plan by 1,200,000 options.

In March 2011, concurrently with the amendment and extension of Formula’s chief executive officer's service agreement, the Company approved him a grant of options exercisable for an additional 543,840 ordinary shares. The options vest in equal quarterly installments, over a four year period that commences in December 31, 2011 and concludes in December 31, 2015. The exercise price of the options is NIS 0.01 per share. In May 2011, the chief executive officer exercised all of these options for redeemable restricted shares, for which the Company's redemption right was to lapse in accordance with the remaining vesting schedule for the unvested options from which they arose. Total fair value of the grant was calculated based on the Formula share price on the grant date and totaled $ 9,055 ($ 16.65 per share).

In December 2011, at which time Formula was negotiating an amendment and an extension of its chief executive officer's service agreement, it redeemed all of the above-described 543,840 shares for no consideration.

In March 2012, concurrently with the amendment and extension of its chief executive officer’s service agreement, the board of directors of Formula awarded him with a new share option incentive plan, following the redemption of the 543,840 redeemable ordinary shares, which were granted to him in March 2011 and which were not yet vested in their redemption date. Under the 2011 plan, the chief executive officer of Formula was granted with options exercisable to 1,122,782 ordinary shares of Formula (the "New grant"), as long as he continue to serve as (i) a director of Formula and/or (ii) a director of each of the directly held subsidiaries of Formula; provided that if he fails to meet the foregoing requirement (A) due to the request of the board of directors of either Formula or any of its directly held subsidiaries (other than a request which is based on actions or omissions by the chief executive officer that would constitute "cause" under his service agreement with Formula), (B) because the chief executive officer is prohibited under the governing law or charter documents of the relevant company or the stock exchange rules and regulations applicable to such company from being a director of such company (other than due to his actions or omissions) or (C) notwithstanding the chief executive officer’s willingness to be so appointed (but provided that neither (A) nor (B) applies); then, in each of (A), (B) and (C), the chief executive officer will be deemed to have complied with clauses (i) or (ii) above. The options vest, i.e., Formula’s redemption right with respect to the options and the underlying ordinary shares issuable upon exercise lapses, in equal quarterly installments over an eight year period that commenced in March 2012 and concludes on December 31, 2019. The exercise price of the options is NIS 0.01 per share. The New grant is accounted for as a modification to the March 2011 grant to the chief executive officer. Total fair value of the grant was calculated based on the share price on the grant date and totaled $ 18,347 ($ 16.34 per share).

In accordance with the terms of the option grant, the shares issuable upon exercise of the options will be deposited with a trustee and Formula’s chief executive officer will not be permitted to vote or dispose of them until the shares are released from the trust.

In June 2013 all options were exercised into shares however they have been deposited with a trustee and Formula’s chief executive officer is not permitted to vote or dispose of them until the shares are released from the trust. All shares participate in dividends and have the right to vote, however for so long as the shares are held by the trustee (even if they have vested) the voting rights may only be exercised by the trustee. In accordance with the guidelines of Formula incentive plan for so long as the shares underlying any grant under the plan are being held by the trustee they will be voted by the trustee in the same proportion as the results of the shareholder meeting. Only those shares for which the vesting period has expired may be collected from the trustee.

As of December 31, 2015 all 1,122,782 shares were deposited with the trustee with 561,391 Ordinary Shares, constituting the vested portion as of December 31, 2015 of the 1,122,782 Ordinary Shares that Formula chief executive officer acquired upon his exercise (in June 2013) of options to purchase 1,122,782 Ordinary Shares, which options were granted to him in March 2012.

b.
In November 2014, Formula board of directors awarded its chief financial officer with 10,000 restricted shares under the 2011 plan (the “restricted shares”). These restricted shares vest on a quarterly basis over a four-year period, commencing on November 13, 2014 and concludes in November 13, 2018, provided that during such time the chief financial officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates, except that if he fail to meet the service condition due to the request of the board of directors of either Formula or any of its directly held affiliates (other than a termination of his provision of services which is based on actions or omissions by him that will constitute “cause” under his grant agreement with Formula); then, the chief financial officer will be deemed to have complied with clauses (i) or (ii) above. Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested restricted shares will immediately become vested. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled to $ 239 ($ 23.9 per share).

As of December 31, 2015 all 10,000 restricted shares were deposited with the trustee with 2,500 Ordinary Shares, constituting the currently vested portion of the 10,000 restricted shares that Formula chief financial officer was granted.

c.
Formula's subsidiaries and affiliates grant, from time to time, options to their officers and employees to purchase shares in the respective companies. In general, the options expire 5-10 years after grant. For further information with respect to expenses relating to the benefit to the employees, an additional disclosure required by ASC 718, see Note 2x.

d.	The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$11	$1	$-
Research and development expenses	67	5	-
Selling and marketing expenses	86	15	-
General and administrative expenses	3,814	4,962	5,076

Total stock-based compensation expense	$3,978	$4,983	$5,076

Matrix:

The following table is a summary of employee option activity as of December 31, 2015, and changes during the year ended December 31, 2015, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	535,000	3.95	1.0	303
Options Granted (Cashless Exercise)	2,150,000	4.85	4.4	1,860
RSU Granted	225,000	-	2	1,285
Exercised	(510,000)	3.55
Expired and forfeited	(25,000)	3.55

Outstanding at December 31, 2015	2,375,000	4.39	4.18	3,145

Exercisable at December 31, 2015	-	-	-	-

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This value would change based on the change in the market value of Matrix' ordinary shares and the change in the exchange rate between the New Israeli Shekel and U.S. dollar. As of December 31, 2015, there was $2,301 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under Matrix equity incentive plan. The total intrinsic value of options exercised during the years ended December 31, 2013, 2014, and 2015 was $ 380, $ 2,286 and $ 807, respectively.

Sapiens:

The following table is a summary of employee option activity as of December 31, 2015, and changes during the year ended December 31, 2015, in Sapiens:

	Year ended December 31, 2015
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	2,796,081	$3.49	3.07	$10,957
Granted	673,408	9.38
Exercised	(1,080,470)	1.59
Expired and forfeited	(213,531)	4.39

Outstanding at December 31, 2015	2,175,488	5.36	3.49	9,274

Exercisable at December 31, 2015	1,002,286	$3.01	2.52	$6,554

In 2013, 2014 and 2015, Sapiens granted 595,000, 340,000 and 673,408 stock options to purchase its shares to employees and directors, respectively. The weighted average grant date fair values of the options granted during the years ended December 31, 2013, 2014 and 2015 were $ 2.51, $ 3.19 and $ 3.79, respectively. The aggregate intrinsic value of options outstanding at December 31, 2015 represents intrinsic value of 2,175,488 outstanding options that are in-the-money as of December 31, 2015. All outstanding options are in the money as of December 31, 2015.

The aggregate intrinsic value of options exercisable at December 31, 2015 represents intrinsic value of 1,002,286 exercisable options that are in-the-money as of December 31, 2015. All exercisable options are in the money as of December 31, 2015.

The total intrinsic value of options exercised during the years ended December 31, 2013, 2014 and 2015 was $ 2,839, $ 7,446 and $10,294, respectively.

The options outstanding under Sapiens' stock option plans as of December 31, 2015 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2015	Term	price	2015	Exercisable
		(Years)	$		$

1.2-1.48	166,978	1.29	1.34	166,978	1.34
2.08-2.7	297,094	2.90	2.56	297,094	2.56
3.45-3.77	325,971	2.70	3.57	242,769	3.58
4.72-4.85	163,445	3.02	4.73	76,945	4.74
5.25-5.53	90,000	3.55	5.33	45,000	5.33
6.27-6.92	130,000	4.15	6.42	66,666	6.27
7.01-7.68	367,000	4.22	7.46	106,834	7.43
8.42	300,000	5.35	8.42	-	-
9.93-10.78	335,000	5.76	10.45	-	-

	2,175,488	3.86	5.98	1,002,286	3.66

As of December 31, 2015, there was $ 3,949 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

During 2015, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company's majority-owned subsidiary that were granted to one of the former shareholders of KPI in 2014 vested, thereby reducing the Company's percentage ownership of Sapiens Decision from 97% to 95.7%. During 2015, Sapiens Decision issued options to certain of its employees to purchase shares of Sapiens Decision.

Magic:

A summary of employee option activity under the Magic plans as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	738,889	$4.26	6.42	$1,248
Granted	-	-
Exercised	(161,003)	2.60
Forfeited	(83,969)	6.21

Outstanding at December 31, 2015	493,917	$4.47	5.99	$523

Exercisable at December 31, 2015	333,917	$3.37	4.95	$720

The weighted-average grant-date fair value of options granted to Magic’s employees and officers during the years ended December 31, 2013, 2014 was $ 6.0 and $ 3.76, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount is changed based on the market value of the Company's ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2013, 2014 and 2015 was $ 529, $ 741 and $ 210, respectively. As of December 31, 2015, there was $ 163 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Magic’s plans. This cost is expected to be recognized over a period of approximately three years.

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	4,000	3.24	$-	4,000	$-
1.01-2	20,000	2.99	$1.12	20,000	$1.12
2.01-3	123,667	3.64	$2.31	123,667	$2.31
3.01-4	166,250	5.77	$4.00	166,250	$4.00
4.01-5	-	-	$-	-	$-
5.01-6	75,000	7.61	$6.00	-	$-
6.01-7	50,000	8.87	$6.89	6,250	$6.89
7.01-8	-	-	$-	-	$-
8.01-9	55,000	8.36	$8.01	13,750	$8.01

	493,917	5.99	$4.47	333,917	$3.37